Financial Instruments and Risk Management (Narratives) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [Line Items]
Percentage of common deductible in credit insurances	10.00%
Amount annual additional deductible cumulative	$ 6
Hedging ratio	1:1
Hedged instruments amount	340,000,000
Us Dollar Ils [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Average interest discount on loan	4.30%	4.50%
Average interest discount on debenture	6.00%	6.70%